Organization and Basis of Presentation - Summary of Financial Information of VIE and VIE's Subsidiaries (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Table Text Block Supplement [Abstract]
Cash and cash equivalents		¥ 1,895,308	$ 290,469	¥ 94,235	¥ 93,341
Restricted cash		29,898	4,582	4,009	¥ 1,993
Accounts receivable (net of allowances of RMB12,665 and RMB23,983 (US$3,676) as of December 31, 2019 and 2020, respectively)		88,218	13,520	88,822
Contract assets		22,534	3,453	909
Amounts due from related parities		212	32	74,368
Inventories		68,021	10,425	58,116
Prepayments and other current assets		57,329	8,789	72,340
Total current assets		2,523,652	386,769	706,787
Property and equipment, net		111,481	17,085	89,314
Intangible assets, net		3,457	530	343
Other non-current assets		23,021	3,528	10,954
Total non-current assets		139,376	21,360	140,770
TOTAL ASSETS		2,663,028	408,129	847,557
Accounts payable		35,482	5,438	12,348
Deferred revenue		74,402	11,403	49,539
Capital lease obligations, current		4,816	738	4,893
Customer deposits		1,120	172	4,104
Short-term borrowings		7,370	1,130	2,370
Current portion of long-term borrowings		34,695	5,317	37,129
Total current liabilities		241,533	37,018	164,442
Deferred government grant		263	40	991
Capital lease obligations		0	0	4,816
Long-term borrowings		0	0	18,266
Total non-current liabilities		491	75	47,576
TOTAL LIABILITIES		242,024	37,093	212,018
VIE and subsidiaries of the VIE
Table Text Block Supplement [Abstract]
Cash and cash equivalents		149,736	22,948	28,102
Restricted cash		263	40	4,009
Accounts receivable (net of allowances of RMB12,665 and RMB23,983 (US$3,676) as of December 31, 2019 and 2020, respectively)		88,217	13,520	88,555
Contract assets		22,534	3,453	909
Amounts due from related parities		212	32	2,052
Inter-company receivables	[1]	8,432	1,292	7,232
Inventories		61,374	9,406	49,662
Prepayments and other current assets		17,548	2,692	15,931
Total current assets		348,316	53,383	196,452
Property and equipment, net		32,342	4,957	33,246
Intangible assets, net		77	12	91
Other non-current assets		5,797	888	3,171
Total non-current assets		38,216	5,857	36,508
TOTAL ASSETS		386,532	59,240	232,960
Accounts payable		26,871	4,118	10,068
Deferred revenue		74,402	11,403	49,539
Inter-company payables	[1]	495,526	75,943	273,772
Capital lease obligations, current		4,816	738	4,893
Accrued liabilities and other current liabilities		54,271	8,317	38,422
Customer deposits		1,120	172	4,104
Short-term borrowings		7,370	1,130	2,370
Current portion of long-term borrowings		266	41	30,987
Total current liabilities		664,642	101,862	414,155
Deferred government grant		263	40	991
Capital lease obligations		0	0	4,816
Long-term borrowings		0	0	266
Total non-current liabilities		263	40	6,073
TOTAL LIABILITIES		¥ 664,905	$ 101,902	¥ 420,228

[1]	Inter-company receivables/payables represent balances of VIE and subsidiaries of the VIE due from/to the Company and the Group’s consolidated subsidiaries.